Note 4 - Significant Accounting Policies - Useful Lives of Intangible Assets (Details)	12 Months Ended
Mar. 31, 2018
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	Term of contract
Contract initiation costs [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	Term of contract
Commodity billing and settlement system [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	5
Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	5
Sales network and affinity relationships [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life and amortization rate	5
Sales network and affinity relationships [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life and amortization rate	8
Information technology system development [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	3
Information technology system development [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life and amortization rate	3
Information technology system development [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life and amortization rate	5
Computer software [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	1
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	15